Equity-Based Compensation - Summary of Activity of Unvested Market Condition Awards Granted (Detail) - Market Condition Awards [Member] - $ / shares		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning Balance		0
Granted	12,800,000	12,806,407
Vested		0
Forfeitures		0
Shares, Ending Balance		12,806,407
Weighted Average Grant Date Fair Value, Beginning Balance		$ 0
Weighted Average Grant Date Fair Value, Granted		4.23
Weighted Average Grant Date Fair Value, Vested		0
Weighted Average Grant Date Fair Value, Forfeitures		0
Weighted Average Grant Date Fair Value, Ending Balance		$ 4.23